Inventories (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Held for sale	$ 195,155	$ 175,555
Held for consumption	5,592	5,271
Total	200,747	180,826
Marine Fuel Oil
Held for sale	164,509	141,590
Held for consumption	4,606	4,145
Marine Gas Oil
Held for sale	30,646	33,965
Lubricants
Held for consumption	857	972
Stores
Held for consumption	27	24
Victuals
Held for consumption	$ 102	$ 130